Share-Based Payment (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 17, 2018	Mar. 21, 2017
Share-Based Payment (Textual)
Fair value of vested IOX options acquired		$ 7,400
Stock options issued		595,974
Exercise price			$ 0.15
Stock options vest, description		The stock options vest quarterly over 4 years and expire in five years.
Fair value		$ 40	$ 90	$ 1,300
Compensation expense		$ 1,200	$ 1,100	$ 1,700
Consultant Stock Compensation Plan [Member]
Share-Based Payment (Textual)
Option issued			1,560,000			7,250,000
Shares issued description		Were issued under 2011 Consultant Stock Compensation Plan to six consultants including 1,390,000 to five directors, for services provided.
PPL Option Plan [Member]
Share-Based Payment (Textual)
Option issued					9,341
Exercise price					$ 5.35
SalvaRx [Member]
Share-Based Payment (Textual)
Acquisition, description	Accordingly, the 2,599 stock options to acquire common shares of IOX (the “Acquired Options”) with an exercise price of £120 ($152.84) per common share, outstanding under the IOX stock option plan (“IOX Option Plan”) have been acquired by the Company. At the Acquisition Date, 1,643 of the stock options, with a fair value at the Acquisition Date of $7.4 million, are fully vested and recorded in non-controlling interest with a corresponding increase to goodwill (see Note 10). The fair value of the remaining 956 unvested stock options is $4.3 million and will be recorded as compensation expense over the remaining 3-year vesting period. $1.1 million was recorded in compensation expense for the year ended March 31, 2019. The Acquired Options have a 2.6-year weighted average remaining contractual life.